JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement Blend Income Fund

The Strategic Target Allocations table, corresponding footnote and the sentence immediately preceding such table in the “What are the Fund’s main investment strategies?” section in the Fund’s prospectuses and summary prospectuses are hereby replaced with the following:

The Fund’s strategic target allocations among various asset classes and sub-asset classes as of 2/12/19 are set forth below:

Strategic Target Allocations[1]

Fixed Income	62.5%
U.S. Fixed Income Funds	41.3%
Inflation Managed Funds	7.5%
High Yield Fixed Income Funds	10.0%
Emerging Markets Debt Funds	3.8%

Equity	32.5%
U.S. Large Cap Equity Funds	14.3%
U.S. Small/Mid Cap Equity Funds	3.3%
REIT Funds	2.0%
International Equity Funds	9.8%
Emerging Markets Equity Funds	3.3%

Money Market/Cash and Cash Equivalents	5.0%
Money Market/Cash and Cash Equivalents	5.0%

Commodities & Global Natural Resources	0.0%
Commodities Funds	0.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1

As of 2/12/19, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

SUP-SRB-219

JPMorgan SmartRetirement Blend 2020 Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund, JPMorgan SmartRetirement Blend 2035 Fund, JPMorgan SmartRetirement Blend 2040 Fund, JPMorgan SmartRetirement Blend 2045 Fund, JPMorgan SmartRetirement Bend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund and JPMorgan SmartRetirement Blend 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) is hereby replaced with the following:

Strategic Target Allocation[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10

Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1.

As of 2/12/19, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

All Funds

For all Funds, the below replaces the “More About the Funds — Strategic Target Allocations” section in each Fund’s prospectuses.

Strategic Target Allocations. The table below represents the strategic target allocations for each Fund as of February 12, 2019. A Fund’s strategic target allocations will change as it moves along the glide path. In addition, a Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the Fund’s benchmarks and peer group over the long term (i.e., over multiple year periods). The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. For example, the Adviser may overweight or under-weight a strategic target allocation to take advantage of a particular investment opportunity it believes is present in the shorter-term based on, among other things, its current market outlook or specific market events, and the Adviser will review regularly its tactical allocations to determine whether to maintain such positions.

The Adviser will review the Fund’s strategic target allocations at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations as shown in its glide path may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2020 Fund and JPMorgan SmartRetirement Blend 2025 Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes, while the other JPMorgan SmartRetirement Funds may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income and equity, +/- 20% for money market/cash and cash equivalents, and +/-5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.

As a result of the Adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown in the table below. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.

In allocating a Fund‘s assets between actively-managed underlying funds and underlying funds that are designed to replicate an index (index funds), the Adviser generally uses index funds for asset classes that are widely regarded as operating in efficient markets where the price of the asset reflects all relevant information that is available about the intrinsic value of the asset (efficient markets). Examples of efficient markets include US Large Cap Equities, US Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of each Fund’s assets allocated to index funds will decrease the closer a Fund is to its target date with the JPMorgan SmartRetirement Blend Income Fund allocating approximately 35% of its assets to index funds and the JPMorgan SmartRetirement Blend 2060 Fund allocating approximately 80% of its assets to index funds. These percentages are estimates only and the Adviser may allocate more or less to index funds in its discretion.

Strategic Target Allocation[1]
Allocation Ranges (%)	Income Fund Target	2020 Fund Target	2025 Fund Target	2030 Fund Target	2035 Fund Target	2040 Fund Target	2045 Fund Target	2050 Fund Target	2055 Fund Target	2060 Fund Target
Equity	32.5%	38.9%	53.5%	65.8%	76.6%	85.6%	91.0%	91.0%	91.0%	91.0%
U.S. Large Cap Equity Funds	14.3%	17.1%	23.5%	28.9%	33.6%	37.6%	40.0%	40.0%	40.0%	40.0%
U.S. Small/Mid Cap Equity Funds	3.3%	3.9%	5.4%	6.6%	7.7%	8.7%	9.2%	9.2%	9.2%	9.2%
REIT Funds	2.0%	2.3%	3.2%	3.9%	4.6%	5.2%	5.5%	5.5%	5.5%	5.5%
International Equity Funds	9.8%	11.7%	16.1%	19.7%	23.0%	25.7%	27.3%	27.3%	27.3%	27.3%
Emerging Markets Equity Funds	3.3%	3.9%	5.4%	6.6%	7.7%	8.6%	9.1%	9.1%	9.1%	9.1%

Strategic Target Allocation[1]
Allocation Ranges (%)	Income Fund Target	2020 Fund Target	2025 Fund Target	2030 Fund Target	2035 Fund Target	2040 Fund Target	2045 Fund Target	2050 Fund Target	2055 Fund Target	2060 Fund Target
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	62.5%	58.1%	46.5%	34.2%	23.4%	14.4%	9.0%	9.0%	9.0%	9.0%
U.S. Fixed Income Funds	41.3%	40.0%	35.4%	27.4%	18.4%	10.7%	6.1%	6.1%	6.1%	6.1%
Inflation Managed Funds	7.5%	5.7%	1.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield Fixed Income Funds	10.0%	8.9%	6.3%	4.4%	3.2%	2.5%	2.0%	2.0%	2.0%	2.0%
Emerging Markets Debt Funds	3.8%	3.5%	3.0%	2.5%	1.8%	1.3%	1.0%	1.0%	1.0%	1.0%

Money Market Funds/Cash and Cash Equivalents	5.0%	3.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Money Market Funds/Cash and Cash Equivalents	5.0%	3.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Note:

Information is as of 2/12/19. Actual strategic target allocations may differ by +/- 5% as noted above and, in addition, as a result of a Fund moving along its glide path. Above allocations may not sum up to 100% due to rounding.

1.

As of 2/12/19, each Fund utilizes underlying funds to implement its strategic target allocations although each Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE